Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

5. BUSINESS COMBINATION

During the year ended December 31, 2025, the Group made an insignificant business acquisition from one of its related parties. The consideration of the business acquisitions was nil and the acquired had a net liability. The Group recorded the impact of acquiring net liability as a reduction to the additional paid-in capital. The results of operations for the acquired entity has been included in the Group’s consolidated financial statements from the acquisition date.